Key Management Personnel Disclosures (Tables)	12 Months Ended
Jun. 30, 2023
Key Management Personnel Disclosures [Abstract]
Schedule of Directors of Advanced Health Intelligence Ltd During the Financial Year	The following persons were Directors of Advanced Health Intelligence Ltd during the financial year:
Mr Nick Prosser	Interim Non-Executive Chairman
Dr Katherine Iscoe	Executive Director
Mr Scott Montgomery	Executive Director and CEO - appointed 1 December 2022
Mr Michael Melby	Non-Executive Director
Mr Dato Low Koon Poh	Non-Executive Director
Mr Peter Goldstein	Non-Executive Director
Ms Jacqueline Yee	Non-Executive Director - appointed 20 December 2022
Mr Peter Vaughan	Non-Executive Director - appointed 1 December 2022, resigned 16 December 2022

Schedule of Authority and Responsibility for Planning, Directing and Controlling the Major Activities of the Consolidated Entity	The following person also had the authority and responsibility for planning, directing and controlling the major activities of the consolidated entity, directly or indirectly, during the financial year:
Simon Durack JP	Company Secretary and Chief Financial Officer

Schedule of Compensation Made to Directors and Other Members of Key Management Personnel of the Consolidated Entity	The aggregate compensation made to Directors and other members of key management personnel of the consolidated entity is set out below:
	Consolidated
	30 June 2023	30 June 2022
	$	$

Short-term employee benefits	928,274	695,325
Post-employment benefits	30,934	48,350
Share-based payments	-	7,421,903
	959,208	8,165,578